CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income	$ 619.0	$ 338.2	$ 271.3
Pension Plan and Restoration of Retirement Income Plan:
Amortization of deferred net loss, net of tax of $1.4, $1.7 and $2.2, respectively	2.5	2.8	2.5
Amortization of prior service cost, net of tax of $0.0, $0.0 and $0.0, respectively	(0.1)	0.0	0.0
Net gain (loss) arising during the period, net of tax of $0.2, ($0.6) and ($5.8), respectively	0.4	(0.7)	(9.5)
Settlement cost, net of tax of $1.4, $3.2 and $2.9, respectively	2.2	5.0	4.6
Postretirement Benefit Plans:
Amortization of prior service cost, net of tax of ($0.3), ($1.0) and ($1.1), respectively	(0.6)	(1.5)	(1.8)
Amortization of deferred net loss, net of tax of $0.0, $0.0 and $0.8, respectively	0.0	0.0	1.2
Prior service cost arising during the period, net of tax of $4.0, $0.0 and $0.0, respectively	6.3	0.0	0.0
Net (loss) gain arising during the period, net of tax of ($0.2), $0.1 and $5.6, respectively	(0.6)	0.2	9.3
Settlement cost, net of tax of $0.2, $0.0 and $0.0, respectively	0.5	0.0	0.0
Other comprehensive income, net of tax	10.6	5.8	6.3
Comprehensive income	$ 629.6	$ 344.0	$ 277.6